Securities Act Registration No. 333-183374

Investment Company Act Registration No. 811-22737

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐

☐

Pre-Effective Amendment No. _

☒

Post-Effective Amendment No. 3

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

☒

Amendment No. 4

(Check appropriate box or boxes.)

Tea Leaf Management Investment Trust

(Exact Name of Registrant as Specified in Charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (440) 922-0066

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH 44114

(Name and Address of Agent for Service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 27th day of May, 2014.

Tea Leaf Management Investment Trust

By: /s/ Donald S. Mendelsohn

Donald S. Mendelsohn, Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 27th day of May, 2014.

Signature	Title
Adam M. Hutt *	Trustee, President and Principal Executive Officer
David A. Hanover *	Treasurer and Principal Financial Officer
Alan S. Pernick *	Trustee
Jamia C. Jasper *	Trustee
Peter Y. Mills *	Trustee

By: * /s/ Donald S. Mendelsohn

Donald S. Mendelsohn, Attorney-in-Fact

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase